Major non-cash transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Major Non-cash Transactions [Abstract]
Issuance of private placement warrants	$ 38,858
Financial assets at FVTPL
Disclosure of fair value measurement of assets [line items]
Redemptions	$ 1,000	$ 0